Income Taxes - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income before income taxes	$ 70,820	$ 46,583	$ 45,044
Income tax expense at the PRC statutory rate	(17,705)	(11,646)	(11,261)
International tax rate differential	(1,827)	(3,929)	(781)
Super deduction for research and development expenses	2,310	1,835	1,257
Non-deductible expenses	685	(1,865)	(577)
Other adjustments	(486)	14	(5)
Effect of preferential tax rate	7,018	6,562	5,406
Change in valuation allowance	4,415	(1,429)	(2,309)
Effect of PRC withholding tax	(15)	(14)	(69)
Total income tax expense	$ (5,605)	$ (10,472)	$ (8,339)